CONSOLIDATED STATEMENTS OF CASH FLOWS - EUR (€) € in Thousands		9 Months Ended
		Sep. 30, 2018		Sep. 30, 2017
Cash Flow from operating activities
Loss for the period		€ (8,464)		€ (6,252)	[1],[2]
Depreciation and amortization		2,605		2,272	[2]
Foreign currency exchange differences on loans to subsidiaries		203		213	[2]
Equity-settled share-based payment transaction		477		254	[2]
Impairment losses on trade receivables		158		214	[2]
Change in investment in joint venture		9
Non-cash interest expense on long-term debt		581
Change in fair value of derivative equity forward		89
Change in inventory allowance		(361)		(404)	[2]
Deferred income taxes		6
Change in working capital		(1,567)		(2,869)	[2]
Trade and other receivables, inventories and current assets		(2,875)		(2,824)	[2]
Trade payables		191		455	[2]
Other liabilities, contract liabilities, provisions and deferred income		1,130		(505)	[2]
Income tax receivable and payable		(13)		5	[2]
Total		(6,264)		(6,572)	[2]
Cash Flow from investing activities
Payments to acquire property, plant and equipment and intangible assets		(1,446)		(2,118)	[2]
Proceeds from disposal of financial assets		10,288		1,835	[2]
Payments to acquire financial assets		(6,178)
Investment in joint venture	[2]			(50)
Total		2,664		(333)	[2]
Cash Flow from financing activities
Repayment of bank overdrafts and lines of credit		(58)		(94)	[2]
Repayment of sale and leaseback obligation		(235)		(292)	[2]
Repayment of finance lease obligation		(35)		(33)	[2]
Repayment of long-term debt		(594)		(533)	[2]
Proceeds from long-term debt issuance		40		2,611	[2]
Total		(882)		1,659	[2]
Net increase (decrease) in cash and cash equivalents		(4,482)		(5,246)	[2]
Cash and cash equivalents at beginning of period		7,569	[3]	7,849	[2]
Changes to cash and cash equivalents due to foreign exchanges rates		14		184	[2]
Cash and cash equivalents at end of period		3,101		2,787	[2]
Supplemental Cash Flow Information
Interest paid		171		159	[2]
Interest received		€ 39		€ 14	[2]

[1]	Comparative figures for the 3-month and 9-month periods ended September 30, 2017 were restated for immaterial errors. For further information, see Notes 1 and 9 of the interim consolidated financial statements.
[2]	Comparative figures for the 9-month period ended September 30, 2017 were restated for immaterial errors. For further information, see Notes 1 and 9 of the interim consolidated financial statements.
[3]	Comparative figures for the year ended December 31, 2017 were restated for immaterial errors. For further information, see Notes 1 and 9 of the interim consolidated financial statements.